UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $50,414 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206      197    42205 SH       SOLE                    42205        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     2024   179600 SH       SOLE                   179600        0        0
AMERICAN RAILCAR INDS INC      COM              02916P103     1498    52870 SH       SOLE                    52870        0        0
APPLE INC                      COM              037833100     3457     5182 SH       SOLE                     5182        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3261   369350 SH       SOLE                   369350        0        0
BOISE INC                      COM              09746Y105     1735   198050 SH       SOLE                   198050        0        0
BROADCOM CORP                  CL A             111320107     3042    88000 SH       SOLE                    88000        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     2400   132600 SH       SOLE                   132600        0        0
COBALT INTL ENERGY INC         COM              19075F106     2115    94950 SH       SOLE                    94950        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     1648   179950 SH       SOLE                   179950        0        0
E M C CORP MASS                COM              268648102     2138    78400 SH       SOLE                    78400        0        0
EATON CORP                     COM              278058102     1579    33400 SH       SOLE                    33400        0        0
EBAY INC                       COM              278642103     1589    32850 SH       SOLE                    32850        0        0
GOOGLE INC                     CL A             38259P508      528      700 SH       SOLE                      700        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       17   100000 SH       SOLE                   100000        0        0
LENNAR CORP                    CL A             526057104     2794    80350 SH       SOLE                    80350        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     2470    65920 SH       SOLE                    65920        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     1592    42500 SH  CALL SOLE                    42500        0        0
PULTE GROUP INC                COM              745867101     1063    68550 SH       SOLE                    68550        0        0
QUALCOMM INC                   COM              747525103     1584    25350 SH       SOLE                    25350        0        0
QUALITY DISTR INC FLA          COM              74756M102     2001   216286 SH       SOLE                   216286        0        0
SOUTHWEST AIRLS CO             COM              844741108      216    24650 SH       SOLE                    24650        0        0
STANDARD PAC CORP NEW          COM              85375C101     1021   151000 SH       SOLE                   151000        0        0
STANLEY FURNITURE CO INC       COM NEW          854305208      163    33508 SH       SOLE                    33508        0        0
STARBUCKS CORP                 COM              855244109     2538    50050 SH       SOLE                    50050        0        0
TOLL BROTHERS INC              COM              889478103     2961    89100 SH       SOLE                    89100        0        0
TPC GROUP INC                  COM              89236Y104     1562    38275 SH       SOLE                    38275        0        0
UNITED RENTALS INC             COM              911363109     2147    65650 SH       SOLE                    65650        0        0
YAHOO INC                      COM              984332106     1074    67200 SH       SOLE                    67200        0        0